Fair Value - Estimated fair value of long-term debt (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Carrying Value
Fair Value
Long-term debt	$ 12,643,088	$ 12,096,552
Fair Value | Significant Other Observable Inputs (Level 2)
Fair Value
Long-term debt	$ 10,666,727	$ 10,638,749